FAIR VALUE MEASUREMENTS, Held-to-maturity Securities (Details) - US Treasury Securities [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021
Held to Maturity Securities [Abstract]
Amortized cost	$ 300,010,878	$ 300,010,878	$ 300,010,878
Gross holding loss	(21,416)	(21,416)	(21,416)
Fair value	$ 299,989,462	$ 299,989,462	$ 299,989,462
Maturity date	Jun. 03, 2021	Jun. 30, 2021